[CHAPMAN AND CUTLER LLP LETTERHEAD]

August 23, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded AlphaDEX Fund
File Nos. 333-140895; 811-22019

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded AlphaDEX Fund (the "Registrant"), we are transmitting for electronic filing pursuant to rule 30a-1 under the Investment Company Act of 1940, as amended, an amendment to the Registrant's Form N-CEN (the "Amendment") filed for the period ending July 31, 2020. The Amendment is being filed to correct Item C.3(b)(ii), which showed an inaccurate annualized difference between the funds' total return and corresponding indices' return during the reporting period.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

Morrison C. Warren

Enclosures